Contract revenues and other operating income - Grants from the Michael J. Fox Foundation (Details) SFr in Thousands, $ in Millions	1 Months Ended				3 Months Ended		6 Months Ended
	Feb. 28, 2023 CHF (SFr)	Feb. 28, 2023 USD ($)	Aug. 31, 2022 CHF (SFr)	Aug. 31, 2022 USD ($)	Jun. 30, 2023 CHF (SFr)	Jun. 30, 2022 CHF (SFr)	Jun. 30, 2023 CHF (SFr)	Jun. 30, 2022 CHF (SFr)	Dec. 31, 2022 CHF (SFr)
Contract revenues
Revenue from contracts with customers					SFr 0	SFr 0	SFr 0	SFr 0
Income from grants					317	207	725	677
Accrued income					675		675		SFr 408
Deferred income					430		430		SFr 587
Grant revenue [Member]
Contract revenues
Income from grants					300	SFr 200	700	SFr 600
Deferred income					SFr 400		SFr 400
Grant from Michael J. Fox Foundation | Alpha-synuclein PET imaging diagnostic agent
Contract revenues
Follow-on grant funding received, total for joint arrangement			SFr 500	$ 0.5
Follow-on grant funding received			400	0.4
Additional grant awarded	SFr 500	$ 0.5
Grant from Michael J. Fox Foundation | Alpha-synuclein PET imaging diagnostic agent | Skane University Hospital
Contract revenues
Follow-on grant funding received			SFr 100	$ 0.1